Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Capital and Reserve [line items]
Common shares outstanding	450,863,952	449,458,394	447,771,433
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	450,863,952	449,458,394
Common shares outstanding	450,863,952	449,458,394